Personnel expenses (Details 1) € in Thousands, R$ in Thousands	12 Months Ended
	Dec. 31, 2025 BRL (R$)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 BRL (R$)	Dec. 31, 2023 BRL (R$)
Global [Member] | Period One [Member]
IfrsStatementLineItems [Line Items]
Period balance of plan	R$ 4,225,000		R$ 1,850,000	R$ 19,020,000
Global [Member] | Period Two [Member]
IfrsStatementLineItems [Line Items]
Period balance of plan	206,881		259,391	643,828
Global [Member] | Period Three [Member]
IfrsStatementLineItems [Line Items]
Period balance of plan	287,541		399,802	1,139,060
Global [Member] | Period Four [Member]
IfrsStatementLineItems [Line Items]
Period balance of plan	R$ 1,077,312		1,114,530	106,147
Santander Brasil Bank Shares [Member] | Local [Member] | Period One [Member]
IfrsStatementLineItems [Line Items]
Vesting periods	07/2019 to 06/2022	07/2019 to 06/2022
Period of exercise settlements	2024	2024
Period balance of plan				292,537
Santander Brasil Bank Shares [Member] | Local [Member] | Period Two [Member]
IfrsStatementLineItems [Line Items]
Vesting periods	09/2020 to 09/2022	09/2020 to 09/2022
Period of exercise settlements	2024	2024
Period balance of plan				217,291
Santander Brasil Bank Shares [Member] | Local [Member] | Period Three [Member]
IfrsStatementLineItems [Line Items]
Vesting periods	01/2021 to 10/2024	01/2021 to 10/2024
Period of exercise settlements	2024	2024
Period balance of plan				18,270,000
Santander Brasil Bank Shares [Member] | Local [Member] | Period Four [Member]
IfrsStatementLineItems [Line Items]
Vesting periods	01/2023 to 12/2026	01/2023 to 12/2026
Period of exercise settlements	2025 and 2026	2025 and 2026
Period balance of plan	R$ 1,375,000		750,000	750,000
Santander Brasil Bank Shares [Member] | Local [Member] | Period Five [Member]
IfrsStatementLineItems [Line Items]
Vesting periods	01/2024 to 12/2027	01/2024 to 12/2027
Period of exercise settlements	2026, 2027 and 2028	2026, 2027 and 2028
Period balance of plan	R$ 350,000		1,100,000
Santander Brasil Bank Shares [Member] | Local [Member] | Period Six [Member]
IfrsStatementLineItems [Line Items]
Vesting periods	01/2021 to 10/2024	01/2021 to 10/2024
Period of exercise settlements	2024	2024
Santander Brasil Bank Shares [Member] | Local [Member] | Period Seven [Member]
IfrsStatementLineItems [Line Items]
Vesting periods	01/2025 to 12/2028	01/2025 to 12/2028
Period of exercise settlements	2026 and 2029	2026 and 2029
Period balance of plan	R$ 2,500,000
Santander Brasil Bank Shares [Member] | Local [Member] | Period Eight [Member]
IfrsStatementLineItems [Line Items]
Vesting periods	01/2022 to 12/2025	01/2022 to 12/2025
Period of exercise settlements	2025	2025
Period balance of plan			118,363	118,363
Santander Brasil Bank Shares [Member] | Local [Member] | Period Nine [Member]
IfrsStatementLineItems [Line Items]
Vesting periods	01/2023 to 12/2026	01/2023 to 12/2026
Period of exercise settlements	2026	2026
Period balance of plan	R$ 11,820		20,263	15,637
Santander Brasil Bank Shares [Member] | Local [Member] | Period Ten [Member]
IfrsStatementLineItems [Line Items]
Vesting periods	01/2025 to 12/2028	01/2025 to 12/2028
Period of exercise settlements	2027 and 2028	2027 and 2028
Period balance of plan	R$ 143,024
Santander Spain Shares And Options [Member] | Global [Member] | Period One [Member]
IfrsStatementLineItems [Line Items]
Vesting periods	2023	2023
Period balance of plan		€ 367		80,412
Santander Spain Shares And Options [Member] | Global [Member] | Period Two [Member]
IfrsStatementLineItems [Line Items]
Vesting periods	2023, with limit for options' exercise until 2030	2023, with limit for options' exercise until 2030
Period balance of plan	R$ 385,956		420,394	420,394
Santander Spain Shares And Options [Member] | Global [Member] | Period Three [Member]
IfrsStatementLineItems [Line Items]
Vesting periods	02/2024	02/2024
Period balance of plan		€ 2,685	117,601	117,601
Santander Spain Shares And Options [Member] | Global [Member] | Period Four [Member]
IfrsStatementLineItems [Line Items]
Vesting periods	02/2024, with a limit for exercising the options until 02/2029	02/2024, with a limit for exercising the options until 02/2029
Period balance of plan	R$ 105,534		183,840	350,839
Santander Spain Shares And Options [Member] | Global [Member] | Period Five [Member]
IfrsStatementLineItems [Line Items]
Vesting periods	2025	2025
Period balance of plan	R$ 95,786	€ 3,104	95,786	95,786
Santander Spain Shares And Options [Member] | Global [Member] | Period Six [Member]
IfrsStatementLineItems [Line Items]
Vesting periods	2025, with a limit for exercising the options until 2030	2025, with a limit for exercising the options until 2030
Period balance of plan	R$ 22,989		367,827	367,827
Santander Spain Shares And Options [Member] | Global [Member] | Period Seven [Member]
IfrsStatementLineItems [Line Items]
Vesting periods	2026	2026
Period balance of plan	R$ 175,476	€ 3,088	175,476	199,680
Santander Spain Shares And Options [Member] | Global [Member] | Period Eight [Member]
IfrsStatementLineItems [Line Items]
Vesting periods	2026, with a limit for exercising the options until 2033	2026, with a limit for exercising the options until 2033
Period balance of plan	R$ 472,469		472,469	537,637
Santander Spain Shares And Options [Member] | Global [Member] | Period Nine [Member]
IfrsStatementLineItems [Line Items]
Vesting periods	2027	2027
Period balance of plan	R$ 8,528	€ 6,395	8,528	R$ 9,095,000
Santander Spain Shares And Options [Member] | Global [Member] | Period Ten [Member]
IfrsStatementLineItems [Line Items]
Vesting periods	2027, with a limit for exercising the options until 2032	2027, with a limit for exercising the options until 2032
Period balance of plan	R$ 80,476		80,476
Santander Spain Shares And Options [Member] | Global [Member] | Period Eleven [Member]
IfrsStatementLineItems [Line Items]
Vesting periods	2028	2028
Period balance of plan	R$ 2,411	€ 7,142	2,411
Santander Spain Shares And Options [Member] | Global [Member] | Period Twelve [Member]
IfrsStatementLineItems [Line Items]
Vesting periods	2028, with a limit for exercising the options until 2033	2028, with a limit for exercising the options until 2033
Period balance of plan	R$ 9,888		9,888
Santander Spain Shares And Options [Member] | Global [Member] | Period Thirteen [Member]
IfrsStatementLineItems [Line Items]
Vesting periods	2029	2029
Period balance of plan	R$ 5,340	€ 5,414
Santander Spain Shares And Options [Member] | Global [Member] | Period Fourteen [Member]
IfrsStatementLineItems [Line Items]
Vesting periods	12/2024, with payment in 2025	12/2024, with payment in 2025
Period balance of plan			50,419
Santander Spain Shares And Options [Member] | Global [Member] | Period Fifteen [Member]
IfrsStatementLineItems [Line Items]
Vesting periods	12/2025, with payment in 2026	12/2025, with payment in 2026
Period balance of plan	R$ 52,037		R$ 70,346